DERIVATIVES AND HEDGING INSTRUMENTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value

Derivatives and hedging activities consist of:

		Assets (Liabilities) at Fair Value
In millions	Balance Sheet Location	As of September 30, 2014	As of December 31, 2013
Derivatives not designated as hedging:
Currency forward contracts (1)	Prepaid and other current assets	$0.1	$—
Currency forward contracts (1)	Accrued liabilities	$(1.3)	$(3.1)

(1)	Currency forward contracts are recorded on the condensed consolidated balance sheet at fair value using Level 1 inputs.

		Losses (Gains)		(Gains) Losses
		Three Months Ended September 30,		Nine Months Ended September 30,
In millions	Statement of Operations Location	2014	2013	2014	2013
Derivatives not designated as hedging:
Currency forward contracts	Other, net	$4.3	$(3.8)	$(0.2)	$6.6

SunEdison Semiconductor’s derivatives and hedging activities consist of:

			Assets (Liabilities) Fair Value
In millions	Balance Sheet Location		As of December 31, 2013	As of December 31, 2012
Derivatives not designated as hedging:
Currency forward contracts (1)	Prepaid and other current assets		$—	$0.3
Currency forward contracts (1)	Accrued liabilities		$(3.1)	$(6.4)
(1) Currency forward contracts are recorded on the combined balance sheet at fair value using Level 1 inputs.
		Losses
		Year Ended December 31,
In millions	Statement of Operations Location	2013	2012	2011
Derivatives not designated as hedging:
Currency forward contracts	Other, net	$14.3	$5.2	$0.2